Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Cash flows from operating activities
Net loss		$ (2,161,000)		$ (2,962,000)	$ (3,985,000)	$ (8,050,000)		$ (8,320,000)		$ (14,649,000)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of clinical trial deposit						1,075,000				3,225,000
Depreciation of property and equipment		17,000		15,000	30,000	30,000		55,000		60,000
Change in fair value of milestone liability		2,000		1,000	13,000	(83,000)		20,000		3,000
Stock option expense		98,000		160,000	325,000	954,000		607,000		1,490,000
Restricted stock unit expense		3,000		47,000	85,000
Restricted stock units and shares issued for services								171,000		200,000
Changes in operating assets and liabilities
Prepaid expenses, taxes and other receivables		156,000		93,000	349,000	(48,000)		246,000		371,000
Clinical trial deposit				1,075,000	961,000	(1,700,000)		870,000		(1,700,000)
Accounts payable and accrued expenses				214,000	(1,062,000)	(535,000)		(577,000)		(442,000)
Related party payables		(4,000)		40,000	(150,000)	(173,000)		(248,000)		(423,000)
Net cash flows from operating activities		(1,889,000)		(1,317,000)	(3,434,000)	(8,530,000)		(7,176,000)		(11,865,000)
Cash flows from investing activities:
Purchase of equipment					(20,000)	(232,000)		(20,000)		(232,000)
Net cash flows from investing activities					(20,000)	(232,000)		(20,000)		(232,000)
Cash flows from financing activities:
Cash dividend payment of preferred stock Series A				(2,000)	(4,000)	(4,000)		(6,000)		(8,000)
Net proceeds from the issuance of shares and warrants								10,576,000		1,903,000
Payment of prior year issuance costs										(43,000)
Net cash flows from financing activities				(2,000)	2,577,000	1,856,000		10,570,000		1,852,000
Increase (decrease) in cash and cash equivalents		(1,889,000)		(1,319,000)	(877,000)	(6,906,000)		3,374,000		(10,245,000)
Cash and cash equivalents at the beginning of the period		4,909,000	$ 658,000	1,535,000	1,535,000	11,780,000	$ 658,000	1,535,000	$ 4,874,000	11,780,000
Cash and cash equivalents at the end of the period		$ 3,020,000		$ 216,000	658,000	4,874,000		$ 4,909,000	658,000	$ 1,535,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Cash flows from operating activities
Net loss	$ (6,664,371)		(4,842,142)				(21,682,306)		(29,316,826)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation of property and equipment	14,000		34,000				117,000		177,000
Stock compensation expense	1,424,736		334,604				1,958,663		478,890
Depreciation and amortization	14,058		34,307				116,710		177,377
Write-off of in-process R&D									16,217,655
Amortization of debt discount			17,383				1,278,424		5,124
Change in fair value of derivative liability							313,772
Change in fair value of derivative liability			(12,092)
Changes in operating assets and liabilities
Accounts payable and accrued expenses	445,541		691,880				3,644,924		337,746
Other current assets	(29,998)		(1,408)				(464,938)		(1,995)
Other noncurrent assets	71,612		(56,777)				106,613		151,173
Net cash flows from operating activities	(4,738,422)		(3,834,245)				(14,728,138)		(11,950,856)
Cash flows from investing activities:
Cash paid for asset acquisition									(1,217,655)
Deposits, planned business acquisition							(5,994,503)
Purchase of property and equipment	(42,672)						(57,906)		(79,224)
Deposits and advances, planned business acquisition	(1,108,375)
Net cash flows from investing activities	(1,151,047)						(6,052,409)		(1,296,879)
Cash flows from financing activities:
Cash dividend payment of preferred stock Series A	(2,089)
Payment of prior year issuance costs							(300,000)
Shares repurchased									(24,751)
Proceeds from convertible notes payable			4,903,000				28,568,000		2,685,000
Proceeds from issuance of common stock							5,000,000
Proceeds from stock options exercised							104,000
Proceeds from warrants exercised	504,211						1,944,765
Payment of transaction costs related to Kintara merger	(500,000)						(3,629,663)
Payment of debt issuance costs			(272,297)				(1,117,497)
Payment of net liabilities assumed in reverse recapitalization with Kintara	(550,000)						(796,912)
Net cash flows from financing activities	(547,878)		4,630,703				29,772,693		2,660,249
Increase (decrease) in cash and cash equivalents	(6,437,347)		796,458				8,992,146		(10,587,486)
Cash and cash equivalents at the beginning of the period	12,657,178		3,665,032				3,665,032		14,252,518
Cash and cash equivalents at the end of the period	6,219,831		4,461,490		3,665,032	14,252,518	12,657,178		3,665,032
Supplemental non-cash activity
Shares issued and reserved for asset acquisition									15,000,000
Right-of-use asset recognized in exhange for operating lease obligations							318,722
Debt issuance costs not yet paid			379,063						242,530
Net liabilities assumed in reverse recapitalization not yet paid							550,000
Derivative liability associated with make-whole premium							2,402,228		137,000
Fair value of warrants associated with convertible notes payable							6,520,056
Deemed dividend on warrant modifications							965,177
Issuance of common stock for placement agent fees							443,560
Merger transaction costs not yet paid							500,000
Preferred Series A cash dividend not yet paid							2,089
Fair value of contingent value rights associated with reverse recapitalization							5,127,927
Fair value of warrants issued to financial advisor							1,642,867
Shares issued upon settlement of convertible notes							$ 27,742,649
Supplemental non-cash activity
Due from stockholders not yet received for warrant exercises	3,057,904
Right-of-use asset recognized in exchange for operating lease obligations			318,722
Debt issuance costs not yet paid			379,063						$ 242,530
Deferred offering costs not yet paid	$ 13,965		284,867
Derivative liability associated with make-whole premium			$ 228,092
Equity Line [Member]
Cash flows from financing activities:
Net proceeds from the issuance of shares					105,000	$ 1,860,000
ATM Facility [Member]
Cash flows from financing activities:
Net proceeds from the issuance of shares					$ 2,476,000